Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Right-of-use Asset and Liability

	September 30,	December 31,
	2025	2024
Operating lease right-of-use asset is summarized below:
Right-of-use asset	$236,009	$236,009
Less accumulated amortization	(201,188)	(166,367)
Right-of-use asset, net	$34,821	$69,642

	December 31,	December 31,
	2024	2023
Operating lease right-of-use asset (“ROU”) is summarized below:
Office lease ROU	$236,009	$236,009
Less accumulated reduction	(166,367)	(119,939)
Balance of ROU, net	$69,642	$116,070

Operating lease liability related to the ROU asset is summarized below:
Office lease liability	$236,009	$236,009
Reduction of lease liability	(164,680)	(116,467)
Total	$71,329	$119,542

Schedule of Future Minimum Lease Liability Payments Under Non-cancelable Operating Lease

Future minimum lease liability payments under the non-cancelable operating lease at September 30, 2025 and December 31, 2024 are as follows:

2025	$12,774	$50,476
2026	21,290	21,290
	34,064	71,766
Less: imputed interest	(103)	(437)
Total lease liabilities	$33,961	$71,329

Current operating lease liabilities	33,961	50,082
Non-current operating lease liabilities	-	21,247
Total lease liabilities	$33,961	$71,329

Future minimum lease liability payments under non-cancelable operating lease at December 31, 2024 and 2023 are as follows:

2024	-	49,004
2025	50,476	50,476
2026	21,290	21,290
	71,766	120,770
Less: imputed interest	(437)	(1,228)
Total lease liabilities	$71,329	$119,542

Current operating lease liabilities	50,082	48,213
Non-current operating lease liabilities	21,247	71,329
Total lease liabilities	$71,329	$119,542